TROUTMAN SANDERS LLP

ATTORNEYS AT LAW

A LIMITED LIABILITY PARTNERSHIP

222 Central Park Avenue

Suite 2000

VIRGINIA BEACH, VIRGINIA 23462

www.troutmansanders.com

TELEPHONE: 757-687-7500

FACSIMILE: 757-687-7510

James J. Wheaton	Direct Dial: 757-687-7719
jim.wheaton@troutmansanders.com	Direct Fax: 757-687-1501

January 5, 2004

VIA EDGAR

Secretary

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Old Dominion Investors’ Trust, Inc.

    File Nos. 2-9662 and 811-597

Dear Sir or Madam:

On behalf of Old Dominion Investors’ Trust, Inc. (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the Prospectus for shares of the Registrant does not differ from that contained in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A as filed electronically with the Commission on January 5, 2004.

Please direct any inquiries regarding this filing to the undersigned at (757) 687-7719.

Very truly yours,

/s/ James J. Wheaton

James J. Wheaton

JJW/lrd

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